Cash and Cash Equivalents (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Cash, cash equivalents and marketable securities [Line Items]
Cash	¥ 161,597	¥ 305,574
Certificates of deposit	20,000	210,000
Commercial paper	199,979	199,977
Bailment for consumption	140,000	50,000
Other	502
Total	¥ 522,078	¥ 765,551	¥ 357,715	¥ 599,548